Unsecured Debt - Schedule of Annual Maturities of Debt (Details) - USD ($) $ in Millions	Nov. 30, 2018	Nov. 30, 2017
Debt Disclosure [Abstract]
2019	$ 2,426
2020	2,143
2021	1,101
2022	1,081
2023	1,776
Thereafter	1,868
Total Debt	$ 10,394	$ 9,246